SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
One-time expenses		$ 1,172	$ 751
Revenues from distribution agreements		$ 218	$ 176
BARDA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of revenues	83.00%	34.00%	0.00%
Vericel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of revenues	0.00%	55.00%	0.00%
Other Customers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of revenues	10.00%	10.00%